LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
Schedule of Basic Earnings Per Ordinary Share
	December 31, 2025	December 31, 2024	December 31, 2023
‘A’ ordinary shares	371,513,458	359,193,482	153,099,405

Basic loss per share denominator	371,513,458	359,193,482	153,099,405

Reconciliation to weighted average loss per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 19)	371,749,080	165,865,882	164,985,882
Weighted average number of ‘A’ ordinary shares issued during the year*	12,319,978	205,883,200	669,123
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)

Basic loss per share denominator	371,513,458	359,193,482	153,099,405

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share
	December 31, 2025	December 31, 2024	December 31, 2023
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	-	-	186,908
Issuable on exercise of warrants to Perceptive (Note 23)	57,200,000	20,173,151	-
Issuable on exercise of conversion options to Perceptive (Note 23)	34,712,063	-	-
Issuable on conversion of Exchangeable notes (Note 23)	38,391	38,391	38,391
Issuable on conversion of Convertible notes (Note 23)	24,691,358	24,691,358	24,691,358

Total number of potentially dilutive instruments excluded from the weighted average number of ‘A’ ordinary shares in calculating dilutive loss per ‘A’ ordinary share	116,641,812	44,902,900	24,916,657

Schedule of Basic Earning Per ADS
	December 31, 2025	December 31, 2024	December 31, 2023
ADS	18,575,673	17,959,674	7,654,970

Basic loss per ADS denominator	18,575,673	17,959,674	7,654,970

Reconciliation to weighted average loss per ADS denominator:
Number of ADS at January 1 (Note 19)	18,587,454	8,293,294	8,249,294
Weighted average number of shares issued during the year*	615,999	10,294,160	33,456
Weighted average number of treasury shares	(627,780)	(627,780)	(627,780)

Basic loss per ADS denominator	18,575,673	17,959,674	7,654,970

*The weighted average number of ADSs issued during the year is calculated by taking the number of ADSs issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earning Per ADS
	December 31, 2025	December 31, 2024	December 31, 2023
Potentially Dilutive Instruments:
Issuable on exercise of options (Note 20)	-	-	9,345
Issuable on exercise of warrants to Perceptive (Note 23)	2,860,000	1,008,658	-
Issuable on exercise of conversion options to Perceptive (Note 23)	1,735,603	-	-
Issuable on conversion of Exchangeable notes (Note 23)	1,920	1,920	1,920
Issuable on conversion of Convertible notes (Note 23)	1,234,568	1,234,568	1,234,568

Total number of potentially dilutive instruments excluded from the weighted average number of ADS in calculating dilutive loss per ADS	5,832,091	2,245,146	1,245,833